STATEMENT OF SHAREHOLDER'S EQUITY - BRL (R$) R$ in Thousands	SHARE STOCK	CAPITAL RESERVES	LEGAL	PROFIT RETENTION	STATUTORY	SPECIAL RESERVE OF DIVIDENDS	STATUTORY - INVESTMENTS	ACCUMULATED PROFIT / LOSSES	ACCUMULATED OTHER COMPREHENSIVE INCOME	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON CONTROLLING INTEREST	Total
Equity at the beginning at Dec. 31, 2020	R$ 39,057,271	R$ 13,867,170	R$ 1,686,204	R$ 9,427,502	R$ 353,364	R$ 2,291,889	R$ 15,149,095		R$ (8,354,188)	R$ 73,478,307	R$ 272,987	R$ 73,751,294
Accumulative conversion adjustments									25,030	25,030		25,030
Financial instruments at fair value by means of OCI									17,446	17,446		17,446
Deferred Income tax and social contribution over OCI									(5,932)	(5,932)		(5,932)
Adjustment of Controlled / Associated Companies								R$ 7,442	(15,799)	(8,357)	(22,246)	(30,603)
Net income in the period								1,601,068		1,601,068	8,071	1,609,139
Approval of the additional dividend by the AGO						R$ (2,291,889)				(2,291,889)		(2,291,889)
Equity at the end at Mar. 31, 2021	39,057,271	13,867,170	1,686,204	9,427,502	353,364		15,149,095	1,608,510	(8,333,443)	72,815,673	258,812	73,074,485
Equity at the beginning at Dec. 31, 2021	39,057,271	13,867,170	1,968,511	10,539,663	409,825		17,972,166		(7,693,402)	76,121,204	295,560	76,416,764
Accumulative conversion adjustments									(42,135)	(42,135)		(42,135)
Financial instruments at fair value by means of OCI								206,222	(172,609)	33,613		33,613
Deferred Income tax and social contribution over OCI									58,687	58,687		58,687
Adjustment of Controlled / Associated Companies									(63,612)	(63,612)	1,023	(62,589)
Net income in the period								2,708,342		2,708,342	8,033	2,716,375
Equity at the end at Mar. 31, 2022	R$ 39,057,271	R$ 13,867,170	R$ 1,968,511	R$ 10,539,663	R$ 409,825		R$ 17,972,166	R$ 2,914,564	R$ (7,913,071)	R$ 78,816,099	R$ 304,616	R$ 79,120,715